Significant Accounting Policies	3 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Significant Accounting Policies

3. SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied in these interim condensed consolidated financial statements are predominantly the same as those applied by Birkenstock in its consolidated financial statements for the fiscal year ended September 30, 2023.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Change in accounting estimate

The Company distributes its footwear produced predominantly in Germany and Portugal to its own (distribution) legal entities around the world with an intercompany margin, which is being eliminated at consolidated level. The intercompany profit elimination ("ICP") has been calculated and applied on a consistent manner up through September 30, 2023. However, it is based on various, high-level assumptions. This ICP model has been replaced with a more detailed method reflecting the precise inventory turnover rate per product style, i.e., Boston, Arizona, and color. This more accurate computation also has a foreign currency impact on the Cost of Sales converted to the reporting currency Euro. If the prior ICP model computation had been applied still in this fiscal year, the Company would have recorded an incremental expense (Cost of Sales) of €13.5 for both aspects (ICP and FX) in the three months ended December 31, 2023.

Deferred offering costs

The Company capitalizes certain legal, professional accounting, and other third-party fees that are directly associated with the issuance of shares as deferred offering costs and recorded these in line item other financial assets until such equity financing is consummated. After consummation, these deferred costs are recorded within equity as a reduction to the share premium generated as a result of the offering. The Company closed its initial public offering during the three months ended December 31, 2023, and therefore a total of €2.9 million deferred offering costs were recorded as a reduction of share premium.

No deferred offering costs were capitalized as of December 31, 2023.

New and amended standards and interpretations adopted by the Company

The following amended standards became effective for the Company’s fiscal year beginning on October 1, 2023, but did not have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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IFRS 17 - Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
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Amendments to IFRS 17 – Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
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IFRS 17 and IFRS 9 – Initial application of IFRS 17 and IFRS 9 – Comparative Information (effective for annual periods beginning on or after January 1, 2023).
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Amendments to IAS 8 – Definition of Accounting Estimates (effective for annual periods beginning on or after January 1, 2023).
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Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies (effective for annual periods beginning on or after January 1, 2023).
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Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective for annual periods beginning on or after January 1, 2023).
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Amendments to IAS 12 – International Tax Reform - Pillar 2 Model Rules (effective for annual periods beginning on or after January 1, 2023, however a temporary exception from accounting for deferred taxes arising from the implementation of the OECD’s Pillar Two model rules is to be applied retroactively). The mandatory temporary exemption to account for deferred taxes has been applied.

New and amended standards and interpretations issued but not yet effective

The following standard amendments will be effective beginning October 1, 2024 and are not expected to have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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Amendments to IAS 1 – Non-current liabilities with Covenants (effective for annual periods beginning on or after January 1, 2024).
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Amendments to IAS 1 – Classification of Liabilities as current or non-current (effective for annual periods beginning on or after January 1, 2024).
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Amendments to IFRS 16 – Lease liability in a sale and lease back (effective for annual periods beginning on or after January 1, 2024).
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Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective for annual periods beginning on or after January 1, 2024).
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Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).
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Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture (available for optional adoption/ effective date deferred indefinitely).